Leases (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Line Items]
Finance lease right of use assets	$ 84,200	$ 147,967
Amortization of right-of-use assets - finance lease	63,767	68,098	$ 79,521
Operating lease expense	30,128
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Finance lease right of use assets	$ 0	$ 0
Lease contracts			60 months